Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of terms and conditions of share-based payment arrangement	The key terms and conditions related to the grants under the SOP are as follows:

# Tranche	Period in months when options will become potentially suitable for exercise (“Grace Period”)	Limit per tranche
		(percentage of the number of options granted)	(quantity of the number of options granted)
1st tranche	12	20%	332,498
2nd tranche	24	20%	332,498
3rd tranche	36	60%	997,485

Summary of indirect measurement of fair value of goods or services received, share options granted during period
The fair value of each stock option granted was estimated at the grant date based on the Black-Scholes-Merton pricing model.

	12/31/2021

Dividend yield (%)		5
Expected volatility (%)		35
Risk-free rate of return (%)		0.40
Vesting period of options (years)		3
Strike price	US$	18.00
Spot price	US$	11.22
Pricing model		Black-Scholes-Merton